Off Balance sheet commitments and lease contracts - Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Lease contracts
Total minimum operating lease payments	$ 6,441	$ 6,478	$ 5,973
Total minimum finance lease payments	1,204	393	391
Less financial expenses	(48)	(74)	(55)
Nominal value of finance lease contracts	1,156	319	336
Less current portion of finance lease contracts	(39)	(8)	(41)
Non-current finance lease liabilities	1,117	311	295
Rental expense
Net rental expense incurred under operating leases	1,467	1,629	1,282
Not later than one year
Lease contracts
Total minimum operating lease payments	1,401	1,582	1,430
Total minimum finance lease payments	76	24	57
Nominal value of finance lease contracts	39	8	41
Year 2
Lease contracts
Total minimum operating lease payments	988	1,054	1,049
Total minimum finance lease payments	67	26	23
Year 3
Lease contracts
Total minimum operating lease payments	814	777	784
Total minimum finance lease payments	67	44	23
Year 4
Lease contracts
Total minimum operating lease payments	623	687	550
Total minimum finance lease payments	65	27	23
Year 5
Lease contracts
Total minimum operating lease payments	462	435	442
Total minimum finance lease payments	65	25	23
More than 5 years
Lease contracts
Total minimum operating lease payments	2,153	1,943	1,718
Total minimum finance lease payments	864	247	242
Nominal value of finance lease contracts	$ 856	$ 208	$ 214